Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth the compensation for our principal executive officer (the “PEO”) and the average c
o
mpensation for our other Named Executive Officers
(“non-PEO
NEOs”), both as reported in the Summary Compensation Table in this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of fiscal year 2023, 2022 and 2021. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with Company financial performance, refer to the CD&A in this Proxy Statement.

A	B	C	D	E	F	G	H	I
Year	Summary Compensation Table Total for PEO	Compensation “Actually Paid” to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation “Actually Paid” to non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ( in thousands )	Revenue ( in thousands )
					Company TSR	Peer Group TSR

2023	$1,559,720	$1,492,150	$935,240	$887,887	130	188	$39,048	$1,325,382

2022	$4,554,904	$3,125,422	$1,198,786	$868,745	114	194	$61,568	$1,359,328

2021	$1,298,669	$1,696,771	$700,640	$847,295	168	188	$34,319	$1,125,721
The following table shows the executives who were included in columns B through E for fiscal years 2021, 2022 and 2023:

	PEO			Non-PEO NEO
Executive Name	2021	2022	2023	2021	2022	2023

M. Broderick		X	X

B. Ponton	X

R. Mellor	X	X

M. Henson					X	X

B. D’Ambrosia				X	X	X

M. Mulholland				X	X	X

R. Rajkowski				X	X	X

D. Tripoli				X		X
Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs (Columns C and E)
Columns C and E, respectively, include the amount of Compensation Actually Paid to our CEO and average of our other NEOs (according to SEC rules). The amounts are not current cash payments. Our retirement benefits are paid only after retirement and our long-term incentives’ value vary with company performance (including stock price) until they are vested or exercised (in the case of options).

The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of STOCK awards	Minus summary compensation table value of OPTION awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2023	$1,559,720	$599,972	$199,969	$732,371	$1,492,150
2022	$4,554,904	$3,070,948	$197,522	$1,838,988	$3,125,422
2021	$1,298,669	$249,995	$251,514	$899,611	$1,696,771

Average Non-PEO
2023	$935,240	$407,486	$144,982	$505,116	$887,887
2022	$1,198,786	$496,829	$142,071	$308,858	$868,745
2021	$700,640	$112,479	$113,176	$372,310	$847,295

•	Summary Compensation Table Value of Equity Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 25, 2023, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2023	$907,693	$(189,535)	$14,212		—	—	$732,371
2022	$1,862,284	$(12,247)	$(11,049)		—	—	$1,838,988
2021	—	$(187,054)	$1,086,666		—	—	$899,611

Average Non-PEO
2023	$556,967	$(48,565)	$(9,681)	$52,033	$(45,638)	—	$505,116
2022	$451,506	$(129,122)	$(13,526)		—	—	$308,858
2021	$321,691	$26,898	$23,720		—	—	$372,310

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
The following table shows the executives who were included in columns B through E for fiscal years 2021, 2022 and 2023:

	PEO			Non-PEO NEO
Executive Name	2021	2022	2023	2021	2022	2023

M. Broderick		X	X

B. Ponton	X

R. Mellor	X	X

M. Henson					X	X

B. D’Ambrosia				X	X	X

M. Mulholland				X	X	X

R. Rajkowski				X	X	X

D. Tripoli				X		X

Peer Group Issuers, Footnote [Text Block]	Columns F and G are the cumulative total shareholder return of a $100 investment from the beginning of fiscal year 2021 through the end of each of the years indicated for the Company (column F) and the S&P Composite Specialty Retail Index (column G). Total shareholder return includes share price appreciation and assumes dividend reinvestment.
PEO Total Compensation Amount	$ 1,559,720	$ 4,554,904	$ 1,298,669
PEO Actually Paid Compensation Amount	$ 1,492,150	3,125,422	1,696,771
Adjustment To PEO Compensation, Footnote [Text Block]
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of STOCK awards	Minus summary compensation table value of OPTION awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2023	$1,559,720	$599,972	$199,969	$732,371	$1,492,150
2022	$4,554,904	$3,070,948	$197,522	$1,838,988	$3,125,422
2021	$1,298,669	$249,995	$251,514	$899,611	$1,696,771

Average Non-PEO
2023	$935,240	$407,486	$144,982	$505,116	$887,887
2022	$1,198,786	$496,829	$142,071	$308,858	$868,745
2021	$700,640	$112,479	$113,176	$372,310	$847,295

•	Summary Compensation Table Value of Equity Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 25, 2023, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2023	$907,693	$(189,535)	$14,212		—	—	$732,371
2022	$1,862,284	$(12,247)	$(11,049)		—	—	$1,838,988
2021	—	$(187,054)	$1,086,666		—	—	$899,611

Average Non-PEO
2023	$556,967	$(48,565)	$(9,681)	$52,033	$(45,638)	—	$505,116
2022	$451,506	$(129,122)	$(13,526)		—	—	$308,858
2021	$321,691	$26,898	$23,720		—	—	$372,310

Non-PEO NEO Average Total Compensation Amount	$ 935,240	1,198,786	700,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 887,887	868,745	847,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of STOCK awards	Minus summary compensation table value of OPTION awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2023	$1,559,720	$599,972	$199,969	$732,371	$1,492,150
2022	$4,554,904	$3,070,948	$197,522	$1,838,988	$3,125,422
2021	$1,298,669	$249,995	$251,514	$899,611	$1,696,771

Average Non-PEO
2023	$935,240	$407,486	$144,982	$505,116	$887,887
2022	$1,198,786	$496,829	$142,071	$308,858	$868,745
2021	$700,640	$112,479	$113,176	$372,310	$847,295

•	Summary Compensation Table Value of Equity Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 25, 2023, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2023	$907,693	$(189,535)	$14,212		—	—	$732,371
2022	$1,862,284	$(12,247)	$(11,049)		—	—	$1,838,988
2021	—	$(187,054)	$1,086,666		—	—	$899,611

Average Non-PEO
2023	$556,967	$(48,565)	$(9,681)	$52,033	$(45,638)	—	$505,116
2022	$451,506	$(129,122)	$(13,526)		—	—	$308,858
2021	$321,691	$26,898	$23,720		—	—	$372,310

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
1. CA
P versus TSR
As shown in the chart below, the PEO and other NEO CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The Fiscal Year 2022 PEO CAP is higher primarily due to the equity awards granted to the Company’s new CEO in that year.

Compensation Actually Paid vs. Net Income [Text Block]
2. CAP versus Net Income
As shown in the chart below, the Company’s net income has fluctuated each year while the NEO CAP has not varied significantly, primarily due to the significant emphasis the Company places on equity incentives. The PEO CAP did increase significantly in Fiscal Year 2022, primarily due to the equity awards granted to the Company’s new CEO. In addition, when determining incentive plan payouts, the Company does use pre-tax income which closely correlates to net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
3. C
AP versus Revenue
As shown in the chart below, the Company’s revenue trend has been in line with the NEO CAP each year. The PEO CAP did increase significantly in Fiscal Year 2022, primarily due to the equity awards granted to the Company’s new CEO. In addition, the Company does use comparable store sales increases when determining incentive plan payouts.

Total Shareholder Return Vs Peer Group [Text Block]
1. CA
P versus TSR
As shown in the chart below, the PEO and other NEO CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The Fiscal Year 2022 PEO CAP is higher primarily due to the equity awards granted to the Company’s new CEO in that year.

Tabular List [Table Text Block]
Financial Performance Measures
As discussed in the CD&A above, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company during the most recently completed fiscal year include:

•	Revenue

•	Pre-Tax Net Income

•	Pre-tax Return on Invested Capital

Total Shareholder Return Amount	$ 130	114	168
Peer Group Total Shareholder Return Amount	188	194	188
Net Income (Loss)	$ 39,048,000	$ 61,568,000	$ 34,319,000
Company Selected Measure Amount	1,325,382,000	1,359,328,000	1,125,721,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Return on Invested Capital
M. Broderick [Member]
Pay vs Performance Disclosure [Table]
PEO Name	M. Broderick
B. Ponton [Member]
Pay vs Performance Disclosure [Table]
PEO Name	B. Ponton
R. Mellor [Member]
Pay vs Performance Disclosure [Table]
PEO Name	R. Mellor
PEO [Member] | STOCK awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 599,972	$ 3,070,948	$ 249,995
PEO [Member] | OPTION awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,969	197,522	251,514
PEO [Member] | Equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,371	1,838,988	899,611
PEO [Member] | Year end fair value of equity awards granted during applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	907,693	1,862,284
PEO [Member] | change in FV as of year end of any prior year awards that remain unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(189,535)	(12,247)	(187,054)
PEO [Member] | change in fair value as of the vesting date of any prior year awards that vested during applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,212	(11,049)	1,086,666
Non-PEO NEO [Member] | STOCK awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	407,486	496,829	112,479
Non-PEO NEO [Member] | OPTION awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	144,982	142,071	113,176
Non-PEO NEO [Member] | Equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	505,116	308,858	372,310
Non-PEO NEO [Member] | Year end fair value of equity awards granted during applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,967	451,506	321,691
Non-PEO NEO [Member] | change in FV as of year end of any prior year awards that remain unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,565)	(129,122)	26,898
Non-PEO NEO [Member] | change in fair value as of the vesting date of any prior year awards that vested during applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,681)	$ (13,526)	$ 23,720
Non-PEO NEO [Member] | Fair value of awards as of vesting date that were granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,033
Non-PEO NEO [Member] | FV as of the prior FY for awards that did not vest (failed to vest) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (45,638)